Consolidated Statements of Changes in Equity - ILS (₪) ₪ in Thousands	Issued capital [member]	Capital reserve [member]	Receipts On Account Of Shares [Member]	Retained earnings [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Beginning Balance at Dec. 31, 2018	₪ 162,304	₪ 1,790	₪ 3,602	₪ (148,034)	₪ 19,662		₪ 19,662
IfrsStatementLineItems [Line Items]
Profit (loss) for the year				(5,893)	(5,893)		(5,893)	[1]
Exercise of share options (Note 17E-H)	6,271		(2,388)		3,883		3,883
Issuance of shares, net (Note 17D)	62,283				62,283		62,283
Issuance of shares for the acquisition of Canndoc (Note 8)	107,632				107,632		107,632
Share-based payment (Note 17U)	67,807				67,807	229	68,036
Transactions with controlling shareholder (Note 13A)		598			598		598
Ending Balance at Dec. 31, 2019	406,297	2,388	1,214	(153,927)	255,972	229	256,201
IfrsStatementLineItems [Line Items]
Profit (loss) for the year				(37,231)	(37,231)	1,191	(36,040)
Exercise of share options (Note 17E-H)	833				833		833
Issuance of shares, net (Note 17D)	28,217		9,803		38,020		38,020
Issuance of shares for the acquisition of Canndoc (Note 8)	6,904				6,904	15,655	22,559
Share-based payment (Note 17U)	10,008				10,008	528	10,536
Ending Balance at Dec. 31, 2020	452,259	2,388	11,017	(191,158)	274,506	17,603	292,109
IfrsStatementLineItems [Line Items]
Profit (loss) for the year				4,690	4,690	2,603	7,293
Exercise of share options (Note 17E-H)	10,974		(2,476)		8,498		8,498
Issuance of shares, net (Note 17D)	136,506				136,506		136,506
Issuance of shares for the acquisition of Canndoc (Note 8)	17,376				17,376	(9,043)	8,333
Share-based payment (Note 17U)	6,452				6,452		6,452
Ending Balance at Dec. 31, 2021	₪ 623,567	₪ 2,388	₪ 8,541	₪ (186,468)	₪ 448,028	₪ 11,163	₪ 459,191

[1]	On April 8, 2021, the Company effectuated a reverse split of its ordinary shares in ratio of 1-for-4.44926. Following the reverse split, the loss data per share was presented retrospectively for the periods presented in the financial statements in accordance with the provisions of International Accounting Standard 33 regarding earnings per share